Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
AutoLotto, Inc. [Member]
Nature of Operations [Line Items]
Nature of Operations

1.      Nature of Operations

Description of Business

AutoLotto, Inc. (dba Lottery.com) (“AutoLotto” or “the Company”) was incorporated in the State of Delaware as a C-Corp on February 2, 2015. In February 2018, the Company moved its headquarters from San Francisco, California to Spicewood, Texas.

The Company is a leading provider of domestic and international lottery products and services. As an independent third-party lottery game service, the Company offers a platform that it developed and operates to enable the remote purchase of legally sanctioned lottery games in the U.S. and abroad (the “Platform”). The Company’s revenue generating activities are focused on (i) offering the Platform via the Lottery.com app and our websites to users located in the U.S. and international jurisdictions where the sale of lottery games is legal and our services are enabled for the remote purchase of legally sanctioned lottery games (our “B2C Platform”); (ii) offering an internally developed, created and operated business-to-business application programming interface (“API”) of the Platform to enable commercial partners in permitted U.S. and international jurisdictions to purchase certain legally operated lottery games from the Company and resell them to users located within their respective jurisdictions (“B2B API”); and (iii) delivering global lottery data, such as winning numbers and results, to commercial digital subscribers and provide access to other proprietary, anonymized transaction data pursuant to multi-year contracts (“Data Service”).

As a provider of lottery products and services, the Company is required to comply, and its business is subject to, regulation in each jurisdiction in which the Company offers the B2C Platform, or a commercial partner offers users access to lottery games through the B2B API. In addition, it must also comply with the requirements of federal and other domestic and foreign regulatory bodies and governmental authorities in jurisdictions in which the Company operates or with authority over its business. The Company’s business is additionally subject to multiple other domestic and international laws, including those relating to the transmission of information, privacy, security, data retention, and other consumer focused laws, and, as such, may be impacted by changes in the interpretation of such laws.

On June 30, 2021, the Company acquired interest in Medios Electronicos y de Comunicacion, S.A.P.I de C.V. (“Aganar”) and JuegaLotto, S.A. de C.V. (“JuegaLotto”). Aganar has been operating in the licensed iLottery market in Mexico since 2007 as an online retailer of Mexican National Lottery draw games, instant digital scratch-off games and other games of chance. JuegaLotto is licensed by the Mexican federal regulatory authorities to sell international lottery games in Mexico.

On October 29, 2021 (the “Closing Date”), Trident Acquisitions Corp. (“TDAC”) consummated the previously announced business combination (the “Closing”) pursuant to the terms of the Business Combination Agreement, dated as of February 21, 2021 (as it may be amended or supplemented from time to time, the “Business Combination Agreement”), by and among TDAC, Trident Merger Sub II Corp., a wholly-owned subsidiary of TDAC (“Merger Sub”), and the Company. Pursuant to the terms of the Business Combination Agreement, Merger Sub merged with and into the Company with the Company surviving the merger as a wholly owned subsidiary of TDAC, which was renamed “Lottery.com Inc.” immediately prior to the Closing.

1.      Nature of Operations

Description of Business

AutoLotto, Inc. (dba Lottery.com) (“AutoLotto” or “the Company”) was incorporated in the State of Delaware as a C-Corp on February 2, 2015. In February 2018, the Company moved its headquarters from San Francisco, California to Spicewood, Texas.

The Company is a leading provider of domestic and international lottery products and services. As an independent third-party lottery game service, the Company offers a platform that it developed and operates to enable the remote purchase of legally sanctioned lottery games in the U.S. and abroad (the “Platform”). The Company’s revenue generating activities are focused on (i) offering the Platform via the Lottery.com app and our websites to users located in the U.S. and international jurisdictions where the sale of lottery games is legal and our services are enabled for the remote purchase of legally sanctioned lottery games (our “B2C Platform”); (ii) offering an internally developed, created and operated business-to-business application programming interface (“API”) of the Platform to enable commercial partners in permitted U.S. and international jurisdictions to purchase certain legally operated lottery games from the Company and resell them to users located within their respective jurisdictions (“B2B API”); and (iii) delivering global lottery data, such as winning numbers and results, to commercial digital subscribers and provide access to other proprietary, anonymized transaction data pursuant to multi-year contracts (“Data Service”).

The Company currently derives substantially all of its revenue from service fees paid by users of the B2C Platform, revenue share arrangements with commercial partners participating in the B2B API, and subscription fees from users of the Data Service. The Company intend to pursue growth through new products and features offered within the B2C Platform, expanding the B2C offering into new domestic and international jurisdictions, entering into additional agreements with new commercial partners for the B2B API, executing on strategic acquisitions and other synergistic opportunities, including gaining access to complimentary and new technology through such acquisitions, and investing in and developing new technology and enhancing the existing technology in each of the business lines, including implementation of distributed ledger technology. Although the Company is in active negotiations with multiple potential target companies, it did not close any such acquisitions as of the date of these financial statements (other than as described herein). The Company also expects to grow its brand and commitment to social awareness through its affiliation with WinTogether, a registered 501(c)(3) charitable trust (“WinTogether”).

As a provider of lottery products and services the Company is required to comply, and its business is subject to, regulation in each jurisdiction in which the Company offers the B2C Platform, or a commercial partner offers users access to lottery games through the B2B API. In addition, it must also comply with the requirements of federal and other domestic and foreign regulatory bodies and governmental authorities in jurisdictions in which the Company operates or with authority over its business. For example, currently, in the U.S., users of the B2C Platform are required to be physically located, at the time of purchase, in the state or jurisdiction of the lottery authority offering the lottery game they purchase on the Platform. The Company verifies their location through geofencing technology integrated into the Platform. A user physically located in one U.S. jurisdiction may not purchase a lottery game sold by a lottery authority in another jurisdiction. Internationally, the Company operates the B2C Platform in jurisdictions in which such service is lawful through commercial agreements with operators who have obtained approvals from the relevant government regulators if and as required, and users may only access lottery games if they are physically located in the jurisdiction of the commercial partner at the time of purchase, as verified by geofencing technology. The Company’s business is additionally subject to multiple other domestic and international laws, including those relating to the transmission of information, privacy, security, data retention, and other consumer focused laws, and, as such, may be impacted by changes in or changes in the interpretation of such laws.